Income taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 08, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate (percent)		26.50%	26.50%
U.S. Tax reform and related deferred tax adjustments	$ 9,300
Valuation allowance for deferred tax assets		$ 27,471	$ 29,824
Undistributed earnings of foreign subsidiaries		$ 694,947